Payden Equity Income Fund
1
Schedule of Investments
- July 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Stocks (96%)
Common Stock (90%)
Communication Services (3%
)
651,500 AT&T Inc.  $ 12,235
563,800 Verizon Communications Inc.  26,042
38,277
Consumer Discretionary (4%
)
45,600 Home Depot Inc.  13,723
66,300 McDonald's Corp.  17,461
186,000 Sony Group Corp. (a) 16,312
197,900 Wyndham Hotels & Resorts Inc.  13,736
61,232
Consumer Staples (6%
)
172,400 Archer-Daniels-Midland Co.  14,270
433,700 Coca-Cola Co.  27,831
186,600 Mondelez International Inc., Class A  11,950
106,700 PepsiCo Inc.  18,668
91,400 Procter & Gamble Co.  12,696
85,415
Energy (14%
)
361,200 Canadian Natural Resources Ltd. (a) 19,945
259,800 Chesapeake Energy Corp.  24,465
142,900 Chevron Corp.  23,404
167,800 Devon Energy Corp.  10,546
432,600 Enbridge Inc.  19,437
729,700 Enterprise Products Partners LP  19,505
375,600 EQT Corp.  16,538
336,200 Phillips 66  29,922
502,200 Tourmaline Oil Corp. (a)(b) 31,464
619,800 Williams Cos. Inc.  21,129
216,355
Financials (16%
)
55,300 Ameriprise Financial Inc.  14,927
866,300 Ares Capital Corp. (b) 16,798
109,600 Ares Management Corp., Class A  7,853
169,300 Arthur J Gallagher & Co.  30,303
301,500 Bank of America Corp.  10,194
107,500 Chubb Ltd.  20,279
270,600 Citizens Financial Group Inc.  10,275
36,100 Goldman Sachs Group Inc.  12,035
167,600 JPMorgan Chase & Co.  19,334
388,800 MetLife Inc.  24,592
136,100 Morgan Stanley  11,473
42,900 PNC Financial Services Group Inc.  7,119
264,600 Toronto-Dominion Bank (a) 17,187
177,900 Wells Fargo & Co.  7,804
210,173
Healthcare (17%
)
149,000 Abbott Laboratories  16,217
190,900 AbbVie Inc.  27,396
254,200 Bristol Myers Squibb Co.  18,755
298,900 CVS Health Corp.  28,599
29,000 Elevance Health Inc.  13,836
114,200 Eli Lilly and Co.  37,651
93,100 Johnson & Johnson  16,248
130,900 Merck & Co. Inc.  11,695
685,600 Pfizer Inc.  34,630
73,700 UnitedHealth Group Inc.  39,970
244,997
Principal
or Shares Security Description
Value
(000)
Industrials (9%
)
208,600 Emerson Electric Co.  $ 18,789
149,700 General Dynamics Corp.  33,932
190,100 Raytheon Technologies Corp.  17,719
169,300 Republic Services Inc.  23,475
47,300 Union Pacific Corp.  10,751
116,100 United Parcel Service Inc., Class B  22,627
127,293
Materials (2%
)
172,900 CF Industries Holdings Inc.  16,510
153,200 LyondellBasell Industries NV, Class A  13,653
30,163
Technology (11%
)
170,700 Amdocs Ltd.  14,861
98,400 Analog Devices Inc.  16,921
100,300 Apple Inc.  16,300
28,500 Broadcom Inc.  15,261
473,200 Cisco Systems Inc.  21,469
104,700 International Business Machines Corp.  13,694
54,000 Microsoft Corp.  15,160
187,200 Paychex Inc.  24,014
110,300 QUALCOMM Inc.  16,000
63,500 Texas Instruments Inc.  11,359
165,039
Utilities (8%
)
336,500 Dominion Energy Inc.  27,586
249,100 Duke Energy Corp.  27,384
633,700 Exelon Corp.  29,461
399,200 NextEra Energy Inc.  33,728
118,159
Total Common Stock
1,297,103
Preferred Stock (0%)
130,000 Selective Insurance Group Inc., B 4.60%(c) 2,640
Total Preferred Stock
2,640
Real Estate Investment Trust (6%)
87,400 Alexandria Real Estate Equities Inc. 14,489
104,300 AvalonBay Communities Inc. 22,314
87,800 Digital Realty Trust Inc. 11,629
218,200 Prologis Inc. 28,924
44,600 Sun Communities Inc. 7,313
Total Real Estate Investment Trust
84,669
Total Stocks (Cost - $1,235,307)
1,384,412
Corporate Bond (1%)
6,000,000 General Motors Financial Co. Inc. B, (3 mo.
LIBOR USD + 3.436%), 6.50% (c)(d) 5,530
2,800,000 Land O' Lakes Inc. 144A, 7.00% (b)(c)(e) 2,689
9,000,000 SVB Financial Group E, (10 yr. US Treasury Yield
Curve Rate T Note Constant Maturity + 3.064%),
4.70% (c)(d) 7,226
Total Corporate Bond (Cost - $16,323)
15,445
Investment Company (7%)
104,904,599 Payden Cash Reserves Money Market Fund
1.00%* (Cost - $104,905)  104,905
Total Investments (Cost - $1,356,535) (104%)
1,504,762
Liabilities, in excess of Other Assets (-4%)
(61,253)
Net Assets (100%)
$ 1,443,509

Payden Mutual Funds
Payden Equity Income Fund
continued
* Affiliated investment.
(a) Principal in foreign currency.
(b) All or a portion of these securities are on loan. At July 31, 2022, the total market value of the Fund’s securities on loan is $46,809 and the total market value of the collateral held by the Fund is $48,284. Amounts in 000s.
(c) Perpetual security with no stated maturity date.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022.
(e) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CAD 25,922
USD  19,976 HSBC Bank USA, N.A. 09/15/2022 $ 264
USD 1,133
EUR  1,024 Citibank, N.A. 09/15/2022 83
USD 87,662
CAD  111,991 HSBC Bank USA, N.A. 09/15/2022 219
USD 150
GBP  115 HSBC Bank USA, N.A. 09/15/2022 10
USD 21,729
JPY  2,575,900 HSBC Bank USA, N.A. 09/15/2022 2,341
2,917
Liabilities:
JPY 475,200 USD  3,622 HSBC Bank USA, N.A. 09/15/2022 (45)
Net Unrealized Appreciation (Depreciation)
$ 2,872